Schedule of obligations under lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Minimum lease payments	$ 2,799	$ 3,091	$ 1,062
Present value of minimum lease payments	2,305	2,464	995
Future finance charges minimum lease payments	(494)	(627)	(67)
Future finance charges on present value of minimum lease payments
Total lease obligations minimum lease payments	2,305	2,464	995
Total lease obligations present value of minimum lease payments	2,305	2,464	995
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments	576	546	683
Present value of minimum lease payments	462	444	669
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments	2,223	2,545	379
Present value of minimum lease payments	$ 1,843	$ 2,020	$ 326